ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS
ACQUISITIONS

3. ACQUISITIONS

(a) Acquisition of a subsidiary during the year ended December 31, 2011

During the year ended December 31, 2011, the Company completed the acquisition of 100% ownership interest in Dazhaihe. This acquisition was in line with the Company’s plan to further expand its hydroelectric power generation capacity in the PRC.

On November 6, 2010, Xiaopengzu entered into an equity transfer purchase agreement with seven individual shareholders to acquire 100% of the equity interest in Dazhaihe. The total purchase consideration for the acquisition was US$9,019 (RMB59,000) cash. The hydroelectric project of Dazhaihe is located in Mengqian County, Yunnan Province, and has been in operation since September 2008. The acquisition was completed and Xiaopengzu took effective control of Dazhaihe on April 10, 2011. The acquisition of Dazhaihe meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since April 10, 2011.

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on April 10, 2011.

US$
Cash purchase price	9,019

Total purchase consideration	9,019

Cash	59
Property, plant and equipment, net	11,540
Other assets	555
Goodwill	6,646

Total assets acquired	18,800

Other liabilities	(9,303)
Deferred tax liabilities — non-current	(478)

Total liabilities assumed	(9,781)

Net assets acquired	9,019

The US$6,646 goodwill from the acquisition of Dazhaihe was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Dazhaihe. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$28 of acquisition-related costs that were expensed in the year ended December 31, 2011. These costs are included in “General and administrative expenses” on the consolidated statements of comprehensive income.

The amounts of revenue and net loss of Dazhaihe included in the Company’s consolidated statement of comprehensive income from April 10, 2011, the acquisition date, to December 31, 2011 were as follows:

US$
Revenue	831
Net loss	(717)

(b) Acquisition of noncontrolling interest

On January 14, 2011, Fujian Huabang, a wholly-owned subsidiary of the Company, completed the acquisition of the remaining 10% equity interest of Wangkeng pursuant to an equity transfer purchase agreement with Sanming Chenyang Hydroelectric Co., Ltd. dated November 22, 2010. The purchase consideration for the acquisition was US$5,939 (RMB38,967). The Company accounted for the purchase of subsidiary shares from the noncontrolling interest as an equity transaction in accordance with ASC 810. The carrying amount of the noncontrolling interest was adjusted from US$1,032 (RMB6,777) to nil to reflect the noncontrolling interest holder’s reduced ownership interest in Wangkeng’s net assets. The difference between the consideration paid by the Company to the noncontrolling interest holder and the adjustment to the carrying amount of the noncontrolling interest in Wangkeng was recognized in additional paid-in capital. Upon the completion of this transaction, Wangkeng became a wholly-owned subsidiary of the Group.

The following table shows the effects of changes in the Company’s ownership interest in Wangkeng on the Company’s equity:

For the year ended December 31,
2011
US$
Net income (loss) attributable to the Company	(45,389)
Decrease in the Company’s paid-in capital for purchase of 10% of equity interest in Wangkeng	(4,907)
Net transfers to noncontrolling interest	(4,907)
Change from net income (loss) attributable to the Company and transfers to noncontrolling interest	(50,296)

During the years ended December 31, 2012 and 2013, the Company did not complete any acquisition of hydropower projects.